Derivative Instruments (Schedule Of Derivative Instruments, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (7,618)		$ (2,631)
Derivatives Designated As Hedging Instruments [Member] | Accrued Payroll And Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(3,666)		(48)
Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member] | Accrued Payroll And Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value			(48)
Derivatives Designated As Hedging Instruments [Member] | Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(3,666)	[1]
Derivative fair value of current asset	1,731
Derivative fair value of non-current liability	5,397
Derivatives Not Designated As Hedging Instruments [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(3,952)		(2,583)
Derivatives Not Designated As Hedging Instruments [Member] | Bond Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value			(2,583)
Derivatives Not Designated As Hedging Instruments [Member] | Total Equity Return Swap [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (3,952)	[2]

[1]	Disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.
[2]	Disclosed in the consolidated balance sheet as a current liability.